Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	74,914,348.28	9,642
Yield Supplement Overcollateralization Amount 09/30/21	1,281,363.87	0
Receivables Balance 09/30/21	76,195,712.15	9,642
Principal Payments	5,467,150.01	227
Defaulted Receivables	19,766.07	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	1,140,197.53	0
Pool Balance at 10/31/21	69,568,598.54	9,413

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.03%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	964,081.68	90
Past Due 61-90 days	184,990.11	17
Past Due 91-120 days	9,104.47	2
Past Due 121+ days	0.00	0
Total	1,158,176.26	109

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	90,283.54
Aggregate Net Losses/(Gains) - October 2021	(70,517.47)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-1.11%
Prior Net Losses/(Gains) Ratio	0.01%
Second Prior Net Losses/(Gains) Ratio	0.20%
Third Prior Net Losses/(Gains) Ratio	-0.15%
Four Month Average	-0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.38%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average Contract Rate	3.24%
Weighted Average Contract Rate, Yield Adjusted	5.23%
Weighted Average Remaining Term	19.89

Flow of Funds	$ Amount
Collections	5,757,889.83
Investment Earnings on Cash Accounts	41.11
Servicing Fee	(63,496.43)
Transfer to Collection Account	-
Available Funds	5,694,434.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	104,994.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	5,345,749.74
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	220,681.20

Total Distributions of Available Funds	5,694,434.51

Servicing Fee	63,496.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 10/15/21	68,257,584.12
Principal Paid	5,345,749.74
Note Balance @ 11/15/21	62,911,834.38

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2a
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2b
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-3
Note Balance @ 10/15/21	4,577,584.12
Principal Paid	4,577,584.12
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-4
Note Balance @ 10/15/21	52,030,000.00
Principal Paid	768,165.62
Note Balance @ 11/15/21	51,261,834.38
Note Factor @ 11/15/21	98.5236102%

Class B
Note Balance @ 10/15/21	11,650,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	11,650,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	128,003.57
Total Principal Paid	5,345,749.74
Total Paid	5,473,753.31

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.09025%
Coupon	0.19025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	7,438.57
Principal Paid	4,577,584.12
Total Paid to A-3 Holders	4,585,022.69

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	768,165.62
Total Paid to A-4 Holders	865,721.87

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1937452
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.0912843
Total Distribution Amount	8.2850295

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0324828
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	19.9894503
Total A-3 Distribution Amount	20.0219331

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	14.7638981
Total A-4 Distribution Amount	16.6388981

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	1,664,191.04
Investment Earnings	36.89
Investment Earnings Paid	(36.89)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$185,161.76	$206,308.60	$285,404.44
Number of Extensions	18	19	24
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.25%	0.32%